Fair Value Of Assets And Liabilities (Changes In Fair Value Of Assets And Liabilities Which Fair Value Option Included In Current Period Earnings) (Details) (Mortgage Banking Noninterest Income, USD $)
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans Held-For-Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value included in net income	$ 52,494,000	$ (4,387,000)	$ (2,618,000)
Other Short-Term Borrowings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value included in net income	$ 0	$ (3,000)	$ 3,677,000